INCOME TAXES (Details 3)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		¥ 11,243,167	¥ 8,157,716	¥ 11,792,976
Increase (decrease) in valuation allowance		16,146,033	1,307,368	737,572
Preferential income tax rate		(7,911,837)	(4,922,088)	(6,208,364)
Entities not subject to income tax		3,502,469	2,100,188	2,018,962
Non-deductible expenses
Entertainment		792,099	1,225,250	972,624
Share-based compensation		2,291,206	1,777,829	2,633,728
Bad debt loss		(31,963)	1,383,597	462,751
Impairment of ETS TOEIC license				3,002,364
Tax rate differential		(3,974,403)	5,629,196	(4,213,407)
Dividend withholding tax				11,300,000
Additional deduction of research and development costs		(4,900,698)	(8,489,742)	(2,805,937)
Other		1,765,406	1,405,832	202,193
Total income tax expense	$ 2,934,473	¥ 18,921,479	¥ 9,575,146	¥ 19,895,462